Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 180,536,857.72
Previously Paid Amount	0.00
Total Fee Amount	24,932.14
Total Offset Amount
Net Fee	$ 24,932.14